Segment Information - Summary of Segment Information (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue before effect from restatement in constant currency	$ 22,162,865,808	$ 15,286,534,926	$ 9,874,443,208
Reconciliation - Effect from restatement in constant currency	4,644,065,716	9,552,077,957	9,459,945,909
Revenue	26,806,931,524	24,838,612,883	19,334,389,117
Cost of sales before effect from restatement in constant currency	15,435,961,234	10,850,065,286	7,264,522,456
Reconciliation - Effect from restatement in constant currency	4,546,832,818	7,659,874,517	7,889,653,017
Cost of sales	19,982,794,052	18,509,939,802	15,154,175,473
Selling administrative expenses and other gains and losses	1,824,821,079	1,852,717,417	1,625,146,699
Depreciation and amortization expense	2,121,389,879	1,742,376,905	1,797,588,261
Net revenue less cost of sales selling administrative expenses and other gains and losses before effect from restatement in constant currency	5,274,701,446	3,316,063,246	1,804,441,235
Reconciliation - Effect from restatement in constant currency	(275,385,053)	1,159,892,418	750,625,710
Net revenue less cost of sales selling administrative expenses and other gains and losses	4,999,316,393	4,475,955,664	2,555,066,945
Share of profit (loss) of associates			76,243,433
Tax on debits and credits to banks accounts	(254,200,939)	(304,817,393)	(277,325,855)
Finance costs, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax expense	(1,131,955,333)	(221,946,197)	(649,823,084)
NET PROFIT	1,950,581,707	3,677,795,949	1,286,803,058
Operating segments [member]
Disclosure of operating segments [line items]
Selling administrative expenses and other gains and losses before effect from restatement in constant currency	1,452,203,128	1,120,406,397	805,479,517
Reconciliation - Effect from restatement in constant currency	372,617,951	732,311,020	819,667,182
Depreciation and amortization expense before effect from restatement in constant currency	892,194,082	625,880,708	509,073,880
Reconciliation - Effect from restatement in constant currency	1,229,195,797	1,116,496,197	1,288,514,381
Operating segments [member] | Cement masonry cement and lime segment [member] | Argentina [member]
Disclosure of operating segments [line items]
Revenue	16,282,614,057	11,649,136,962	8,314,392,402
Cost of sales	10,619,291,608	7,986,358,455	6,045,620,325
Selling administrative expenses and other gains and losses	1,084,762,773	850,722,982	726,012,191
Depreciation and amortization expense	415,892,004	342,614,418	432,545,694
Net revenue less cost of sales selling administrative expenses and other gains and losses	4,578,559,676	2,812,055,527	1,542,759,886
Operating segments [member] | Cement Segment [member] | Paraguay [member]
Disclosure of operating segments [line items]
Revenue	1,959,634,979	1,152,606,929
Cost of sales	1,379,208,675	803,220,686
Selling administrative expenses and other gains and losses	64,315,992	43,633,705
Depreciation and amortization expense	279,997,274	170,931,104
Net revenue less cost of sales selling administrative expenses and other gains and losses	516,110,312	305,752,538
Operating segments [member] | Concrete Segment [member]
Disclosure of operating segments [line items]
Revenue	3,657,338,674	1,903,346,280	1,044,559,627
Cost of sales	3,421,580,967	1,795,052,472	968,360,040
Selling administrative expenses and other gains and losses	117,877,891	77,974,017	49,143,560
Depreciation and amortization expense	32,222,290	24,544,240	12,492,535
Net revenue less cost of sales selling administrative expenses and other gains and losses	117,879,816	30,319,791	27,056,027
Operating segments [member] | Railroad segment [member]
Disclosure of operating segments [line items]
Revenue	2,136,181,737	1,608,080,671	1,223,681,686
Cost of sales	1,913,366,156	1,352,375,734	1,011,559,523
Selling administrative expenses and other gains and losses	149,809,534	105,192,391	(4,235,303)
Depreciation and amortization expense	137,274,165	74,821,293	54,995,174
Net revenue less cost of sales selling administrative expenses and other gains and losses	73,006,047	150,512,546	216,357,466
Operating segments [member] | Aggregates Segment [member]
Disclosure of operating segments [line items]
Revenue	334,206,557	261,292,612	189,491,197
Cost of sales	360,465,602	266,721,854	176,603,548
Selling administrative expenses and other gains and losses	(4,173,225)	4,411,761	5,217,097
Depreciation and amortization expense	24,139,262	10,505,708	7,115,732
Net revenue less cost of sales selling administrative expenses and other gains and losses	(22,085,820)	(9,841,002)	7,670,552
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Revenue	117,898,203	133,109,926	75,636,911
Cost of sales	67,056,625	67,374,539	35,697,635
Selling administrative expenses and other gains and losses	39,610,163	38,471,541	29,341,972
Depreciation and amortization expense	2,669,087	2,463,945	1,924,745
Net revenue less cost of sales selling administrative expenses and other gains and losses	11,231,415	27,263,846	10,597,304
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(2,325,008,399)	(1,421,038,454)	(973,318,615)
Cost of sales	$ (2,325,008,399)	$ (1,421,038,454)	$ (973,318,615)